Business combinations - Acquisition of DEK - Narrative (Details) £ / shares in Units, £ in Thousands		1 Months Ended
	Jun. 09, 2023 GBP (£) shares £ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		215,792	0
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 44,272
Equity consideration	£ 5,337
Share price (in GBP per share) | £ / shares	£ 36.41
Fair value of deferred consideration	£ 2,468
Contingent consideration payment period		24 months
Fair value of contingent consideration	£ 5,071
DEK Corporation Pty Ltd | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	95.00%
DEK Corporation Pty Ltd | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	146,572